Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 296,375	$ 190,984	$ 266,463
Accounts receivable:
Trade	8,306	17,555	10,996
Other, net	20,228	7,466	9,313
Inventories:
Concentrates, doré, stockpiled ore, and metals in transit and in-process	18,771	15,073	13,692
Materials and supplies	20,059	13,564	12,503
Current deferred income taxes	16,485	29,398	27,810
Other current assets	18,893	8,858	21,967
Total current assets	399,117	282,898	362,744
Non-current investments	8,766	9,614	3,923
Non-current restricted cash and investments	5,287	871	866
Properties, plants, equipment and mineral interests, net	1,742,696	996,659	923,212
Non-current deferred income taxes	99,144	86,365	88,028
Other non-current assets and deferred charges	17,445	1,883	17,317
Total assets	2,272,455	1,378,290	1,396,090
Current liabilities:
Accounts payable and accrued liabilities	60,864	43,162	37,831
Accrued payroll and related benefits	16,796	10,760	12,878
Accrued taxes	5,312	12,321	10,354
Current portion of capital leases	7,128	5,564	4,005
Current portion of accrued reclamation and closure costs	19,845	19,845	42,248
Other current liabilities	8,110	3,335
Total current liabilities	118,055	94,987	107,316
Long-term capital leases	13,671	11,935	6,265
Accrued reclamation and closure costs	105,462	93,370	111,563
Long-term debt	490,104
Non-current deferred tax liability	169,030
Other non-current liabilities	41,407	40,047	30,833
Total liabilities	937,729	240,339	255,977
Commitments and contingencies (Notes 2, 3, 4, 6, 7, 8, and 10)
Preferred stock, 5,000,000 shares authorized:
Series B preferred stock, $0.25 par value, 157,816 shares issued and outstanding, liquidation preference — $7,891	39	39	39
Common stock, $0.25 par value, authorized 500,000,000 shares; issued and outstanding 2013 — 342,638,214 shares, 2012 — 285,209,848 shares and 2011 — 285,289,924 shares	85,890	71,499	71,420
Capital surplus	1,424,198	1,218,283	1,215,229
Accumulated deficit	(141,627)	(123,288)	(120,557)
Accumulated other comprehensive loss, net	(28,694)	(23,918)	(23,498)
Less treasury stock, at cost; 2013 — 921,721 shares, 2012 — 788,288 shares and 2011 — 392,645 shares	(5,080)	(4,664)	(2,520)
Total shareholders’ equity	1,334,726	1,137,951	1,140,113
Total liabilities and shareholders’ equity	$ 2,272,455	$ 1,378,290	$ 1,396,090